Income Taxes (Details) - Schedule of federal statutory income tax rate	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of federal statutory income tax rate [Abstract]
Income Tax Expense at Federal Statutory Rate		21.00%	21.00%
Permanent items		(1.87%)	0.00%
State taxes, net of federal tax effect		1.85%	0.00%
Book income not subject to tax		(3.63%)	(21.03%)
Change in Valuation Allowance		(17.39%)	0.00%
Other permanent differences		0.00%	0.00%
Effective income tax rate	0.98%	(0.04%)	(0.03%)